Earnings Per Share - Weighted Average Common Shares (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	500,705,054	708,974,582	501,035,457	709,448,598
Weighted-average number of vested DSUs	526,158	699,588	522,677	767,352
Basic	501,231,212	709,674,170	501,558,134	710,215,950
Effect of stock options and TRSUs	1,809,524	421,224	1,594,354	581,482
Diluted	503,040,736	710,095,394	503,152,488	710,797,432